Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2026
Interim Financial Reporting [Abstract]
Disclosure of restatement	The impact of the revision on the Taxation note for the six months ended 30 June 2025 is detailed below. The impact on the statement of financial position was disclosed in the consolidated financial statements for the year ended 31 December 2025. The revision had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its income statement and statement of cash flows. The
Group determined the error is not material.

	Six months ended 30 June 2025
US Dollar millions	Previously reported	Adjustments	Revised

Taxation (Note 5)
Current year	409	21	430
Current taxation	400	21	421

Current year	26	(21)	5
Deferred taxation	27	(21)	6